ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2018
ACCOUNTS RECEIVABLE
Schedule of accounts receivable

($ thousands)	December 31, 2018	December 31, 2017
Accrued revenue	$118,821	$102,051
Accounts receivable – trade	30,252	30,787
Allowance for doubtful accounts	(3,867)	(3,452)
Total accounts receivable, net of allowance for doubtful accounts	$145,206	$129,386